Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 2,976	$ 2,721	$ 2,101
Net earnings (loss)	161	(425)	(253)
Total comprehensive income (loss)	(263)	(610)	(355)
Amounts attributable to the non-controlling interests:
Net earnings (loss)	111	112	34
Total comprehensive income (loss)	55	83	84
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Revenues	560	470	436
Net earnings (loss)	74	139	97
Total comprehensive income (loss)	(67)	66	223
Amounts attributable to the non-controlling interests:
Net earnings (loss)	20	50	40
Total comprehensive income (loss)	(36)	21	90
Dividends paid to non-controlling interests	100	100	80
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenues	347	265	146
Net earnings (loss)	143	103	(13)
Total comprehensive income (loss)	143	103	(13)
Amounts attributable to the non-controlling interests:
Net earnings (loss)	91	62	(6)
Total comprehensive income (loss)	91	62	(6)
Dividends paid to non-controlling interests	$ 87	$ 56	$ 17